CONSOLIDATED STATEMENT OF INCOME AND LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 5,183.3	$ 4,400.4	$ 3,571.2
Cost of goods sold	(2,311.5)	(2,092.3)	(1,785.2)
Gross profit	2,871.8	2,308.1	1,786.0
Selling, general and administrative expenses	(2,430.4)	(2,014.5)	(1,545.0)
Impairment losses	(1.9)	(2.4)	(201.7)
Other operating income	31.3	11.2	11.4
Operating profit	470.8	302.5	50.6
Interest expense	(219.0)	(397.6)	(237.5)
Foreign currency exchange losses, net & other finance costs	(67.6)	(15.8)	1.0
Loss on debt extinguishment	(31.8)	0.0	0.0
Interest income	8.8	6.4	3.3
Net finance cost	(309.6)	(407.0)	(233.2)
Income/(loss) before tax	161.2	(104.6)	(182.6)
Income tax expense	(82.8)	(104.2)	(48.3)
Income/(loss) from continuing operations	78.4	(208.8)	(230.9)
Loss from discontinued operations, net of tax	0.0	0.0	(21.8)
Net income/(loss)	78.4	(208.8)	(252.7)
Net income/(loss) attributable to:
Equity holders of the Company	72.6	(208.6)	(252.7)
Non-controlling interests	$ 5.8	$ (0.2)	$ 0.0
Earnings/(Loss) per share
Basic earnings/(loss) per share (continuing operations) (in USD per share)	$ 0.15	$ (0.54)	$ (0.60)
Diluted earnings/(loss) per share (continuing operations) (in USD per share)	0.14	(0.54)	(0.60)
Basic earnings/(loss) per share (discontinued operations) (in USD per share)	0	0	(0.06)
Diluted earnings/(loss) per share (discontinued operations) (in USD per share)	0.00	0	(0.06)
Total Basic earnings/(loss) per share (in USD per share)	0.15	(0.54)	(0.66)
Total Diluted earnings/(loss) per share (in USD per share)	$ 0.14	$ (0.54)	$ (0.66)
Net income/(loss)	$ 78.4	$ (208.8)	$ (252.7)
Items that will not be reclassified to income or loss
Remeasurement effects of postemployment benefit plans	2.3	4.4	14.1
Income tax related to remeasurement effects	(0.4)	(0.8)	(3.0)
Revaluations of other investments through OCI	3.5	0.0	(10.9)
Items that subsequently may be reclassified to profit or loss
Translation differences	(138.2)	(116.3)	148.1
Cash flow hedges	37.8	(9.4)	(11.6)
Income tax related to cash flow hedges	(7.7)	1.9	2.3
Tax windfall on share-based payments	17.4	0.0	0.0
Other comprehensive (loss)/income, net of tax	(85.3)	(120.2)	139.0
TOTAL COMPREHENSIVE LOSS	(6.9)	(329.0)	(113.7)
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	(12.7)	(328.8)	(113.7)
Non-controlling interests	$ 5.8	$ (0.2)	$ 0.0